Note 17 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Details) - Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 13,937	$ 6,184	$ 12,400
Premises and equipment, net	1,639	1,637
Other assets	839	578
Total Assets	155,643	127,427
Stockholders’ equity	17,575	16,986	16,837
Total Liabilities and Stockholders’ Equity	155,643	127,427
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	259	541
Investment in Quaint Oak Bank	16,205	15,413
Premises and equipment, net	1,074	1,007
Other assets	50	45
Total Assets	17,588	17,006
Other liabilities	13	20
Stockholders’ equity	17,575	16,986
Total Liabilities and Stockholders’ Equity	$ 17,588	$ 17,006